Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Information [Abstract]
Cash paid during the period for interest, net of amounts capitalized	$ 60,506	$ 13,471
Non-cash distributions to affiliates for conveyance of assets	252,802	90,645	$ 90,645	$ 745	$ 0
Other non-cash distribution to affiliates	0	149	149	0	0
Non-cash conveyance of assets to non-affiliate	0	13,169	13,169	0	0
Balance in property, plant and equipment, net funded with accounts payable and accrued liabilities (including affiliate)	$ 295,600	$ 358,300	$ 228,157	$ 117,442	$ 163,830